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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3070

Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

500 W. Jefferson St.
Louisville, Kentucky 40202-2823
(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.
Hilliard-Lyons Government Fund, Inc.
P.O. Box 32760
Louisville, Kentucky 40232-2760
(Name and address of agent for service)

Registrant's telephone number, including area code: 502-588-8400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
May 31, 2009

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES* — 63.1%***

$ 33,000,000	Federal Home Loan Bank	0.071%		6/2/2009		$ 32,999,936
8,000,000	Federal Home Loan Bank	0.656	(a)	6/2/2009	(b)	7,989,194
15,000,000	Federal Home Loan Bank	0.152		6/4/2009		14,999,812
64,500,000	Federal Farm Credit Bank	0.554	(a)	6/4/2009	(b)	64,476,189
10,500,000	Federal Home Loan Bank	0.101		6/5/2009		10,499,883
15,000,000	Federal Home Loan Bank	0.183		6/5/2009		14,999,700
8,500,000	Federal Home Loan Bank	0.122		6/8/2009		8,499,802
25,000,000	Federal Home Loan Bank	0.232	(a)	6/8/2009	(b)	24,963,507
15,000,000	Federal Home Loan Bank	0.132		6/9/2009		14,999,467
60,000,000	Federal Home Loan Bank	0.650	(a)	6/10/2009	(b)	60,015,916
15,000,000	Federal Home Loan Bank	0.172		6/11/2009		14,999,292
45,000,000	Federal Farm Credit Bank	0.360	(a)	6/12/2009	(b)	45,000,000
23,000,000	Federal Home Loan Bank	0.272	(a)	6/13/2009	(b)	22,994,552
20,000,000	Federal Home Loan Bank	0.449	(a)	6/15/2009	(b)	19,977,353
25,000,000	Federal Farm Credit Bank	0.830	(a)	6/15/2009	(b)	25,000,000
20,000,000	Federal Home Loan Bank	0.172		6/17/2009		19,998,489
20,000,000	Federal Home Loan Bank	0.152		6/19/2009		19,998,500
15,000,000	Federal Home Loan Bank	0.142		6/24/2009		14,998,658
18,300,000	Federal Home Loan Bank	0.494	(a)	6/26/2009	(b)	18,265,346
50,000,000	Federal Farm Credit Bank	0.350	(a)	7/1/2009	(b)	49,627,491
41,500,000	Federal Home Loan Bank	0.538	(a)	7/5/2009	(b)	41,500,924
45,750,000	Federal Home Loan Bank	0.388	(a)	7/6/2009	(b)	45,719,304
65,000,000	Federal Home Loan Bank	0.311	(a)	7/7/2009	(b)	65,000,000
55,000,000	Federal Home Loan Bank	1.064	(a)	7/13/2009	(b)	55,003,659
90,000,000	Federal Home Loan Bank	1.039	(a)	7/13/2009	(b)	90,019,778
32,000,000	Federal Home Loan Bank	0.971	(a)	7/15/2009	(b)	32,004,847
78,000,000	Federal Home Loan Bank	1.081	(a)	7/15/2009	(b)	77,995,689
50,000,000	Federal Home Loan Bank	0.947	(a)	7/16/2009	(b)	50,000,000
33,600,000	Federal Farm Credit Bank	0.950	(a)	7/23/2009	(b)	33,577,981
90,000,000	Federal Home Loan Bank	1.022	(a)	7/27/2009	(b)	89,997,991
55,000,000	Federal Home Loan Bank	1.023	(a)	7/28/2009	(b)	55,008,459
15,000,000	Federal Home Loan Bank	0.876	(a)	8/5/2009	(b)	14,995,568
72,500,000	Federal Home Loan Bank	0.886	(a)	8/10/2009	(b)	72,445,056
30,000,000	Federal Farm Credit Bank	0.750	(a)	8/12/2009	(b)	30,000,000
15,200,000	Federal Home Loan Bank	0.193		8/14/2009		15,194,063
66,030,000	Federal Home Loan Bank	0.791	(a)	8/19/2009	(b)	66,004,808

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost — $1,339,771,214)					1,339,771,214

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS — continued
(UNAUDITED)
May 31, 2009

Principal Amount		Cash Equivalent Yield	Maturity Date	Value

	FDIC GUARANTEED SECURITIES** -- 36.9%***

	Commercial Paper – 22.7%***
$17,000,000	Citigroup Funding Inc.	0.203%	6/1/2009	$ 17,000,000
17,000,000	Citigroup Funding Inc.	0.254	6/2/2009	16,999,882
22,000,000	Citigroup Funding Inc.	0.233	6/3/2009	21,999,719
17,000,000	Citigroup Funding Inc.	0.203	6/8/2009	16,999,339
25,000,000	Citigroup Funding Inc.	0.254	6/10/2009	24,998,437
15,000,000	Citigroup Funding Inc.	0.254	6/12/2009	14,998,854
22,000,000	GE Capital	0.243	6/15/2009	21,997,947
25,000,000	GE Capital	0.243	6/16/2009	24,997,500
20,000,000	Citigroup Funding Inc.	0.254	6/18/2009	19,997,639
15,000,000	GE Capital	0.243	6/22/2009	14,997,900
15,000,000	Citigroup Funding Inc.	0.223	6/23/2009	14,997,983
15,000,000	GE Capital	0.243	6/26/2009	14,997,500
22,000,000	Citigroup Funding Inc.	0.203	6/30/2009	21,996,456
17,000,000	Citigroup Funding Inc.	0.233	7/6/2009	16,996,199
20,000,000	Citigroup Funding Inc.	0.254	7/8/2009	19,994,861
15,000,000	Citigroup Funding Inc.	0.203	7/20/2009	14,995,917
20,000,000	Citigroup Funding Inc.	0.203	7/22/2009	19,994,333
15,000,000	Citigroup Funding Inc.	0.254	7/23/2009	14,994,583
20,000,000	Citigroup Funding Inc.	0.233	7/27/2009	19,992,844
22,000,000	GE Capital	0.233	7/30/2009	21,991,707
17,000,000	Citigroup Funding Inc.	0.254	7/31/2009	16,992,917
20,000,000	Citigroup Funding Inc.	0.233	8/3/2009	19,991,950
20,000,000	GE Capital	0.233	8/4/2009	19,991,822
15,000,000	Citigroup Funding Inc.	0.223	8/6/2009	14,993,950
20,000,000	GE Capital	0.233	8/17/2009	19,990,161
15,000,000	GE Capital	0.203	8/27/2009	14,992,750

	Total Commercial Paper			482,893,150

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS — continued
(UNAUDITED)
May 31, 2009

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	Corporate Floating Rate Notes – 14.2%***
$58,000,000	General Electric Capital Corp.	1.563%	(a)	6/9/2009	(b)	$ 59,254,682
48,600,000	American Express Bank, FSB	1.150	(a)	6/10/2009	(b)	49,152,429
50,000,000	General Electric Capital Corp.	0.728	(a)	6/11/2009	(b)	50,086,695
30,000,000	Bank of America NA	0.659	(a)	6/13/2009	(b)	30,044,718
20,000,000	Goldman Sachs Group Inc.	0.709	(a)	6/15/2009	(b)	20,084,066
17,500,000	KeyCorp	1.279	(a)	6/15/2009	(b)	17,542,629
10,000,000	SunTrust Bank	1.274	(a)	6/16/2009	(b)	10,022,991
42,000,000	Citigroup Funding Inc.	1.394	(a)	7/30/2009	(b)	42,053,956
22,000,000	Goldman Sachs Group Inc.	1.206	(a)	8/10/2009	(b)	22,099,058

	Total Corporate Floating Rate Notes					300,341,224

	TOTAL FDIC GUARANTEED SECURITIES
	(at amortized cost -- $783,234,374)					783,234,374

	TOTAL INVESTMENTS – 100.0%
	(at amortized cost -- $2,123,005,588****)					2,123,005,588

	OTHER ASSETS LESS LIABILITIES – 0.0%					1,933,098

	NET ASSETS - 100.0%					$2,124,938,686

*	Obligations of U.S. Government sponsored enterprises are not issued or guaranteed by the United States Treasury.

**	This debt is guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") and is backed by the full faith and credit of the United States. Details of the TLGP can be found on the FDIC's website, www.fdic.gov/tlgp.

***	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

****	Also represents cost for federal income tax purposes.

(a)	Floating or variable rate security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	The maturity date shown is either the readjustment date of the interest rate or the stated maturity date on the security.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99. CERT Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President
(principal executive officer)

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler

Dianna P. Wengler, Senior Vice President and Treasurer
(principal financial officer)

Date: July 17, 2009

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President
(principal executive officer)

Date: July 17, 2009